Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON

YEAR	SUMMARY COMPENSATION TABLE (“SCT”) TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)	AVERAGE SCT TOTAL FOR NON-PEO PVP NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO PVP NEOS ($)(1)(2)	TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(4)	NET INCOME ($)(5)	OPERATING FUNDS FROM OPERATIONS PER SHARE ($)(6)

2025	3,279,961	6,430,795	2,084,260	2,231,618	106.88	97.54	39,829	1.06
2024	26,273,965	24,086,826	2,873,771	2,852,375	103.85	101.44	11,461	0.23

(1)
David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of 2025 and 2024, our non-PEO PVP NEOs (“Non-PEO PVP NEOs”) were Conor M. Fennerty, John M. Cattonar and Lesley H. Solomon.
(2)
For 2025, in determining both the CAP for our PEO and the average CAP for our Non-PEO PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

ITEM AND VALUE ADDED (DEDUCTED)	2025 ($)

For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(789,045)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	751,795
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	2,649,631
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	208,817
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	329,636
TOTAL ADDED (DEDUCTED)	3,150,834
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(919,167)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	847,258
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	131,840
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	24,523
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	62,904
TOTAL ADDED (DEDUCTED)	147,358

(3)
For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing share price on the NYSE on October 1, 2024 through and including the last day of the Covered Year (each 3 months and one-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing share price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025 and 2024, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)
For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.
(5)
In thousands. These net income results were calculated in accordance with U.S. GAAP. For 2024, the amount is for the period from October 1, 2024 through December 31, 2024.
(6)
For purposes of this PVP Table, our Operating Funds From Operations per share were calculated substantially as described in Annex A. See Annex A for more information on the calculation of Operating Funds From Operations per share. For 2024, the amount is for the period from October 1, 2024 through December 31, 2024.

Company Selected Measure Name	Operating Funds From Operations per share
Named Executive Officers, Footnote	David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of 2025 and 2024, our non-PEO PVP NEOs (“Non-PEO PVP NEOs”) were Conor M. Fennerty, John M. Cattonar and Lesley H. Solomon.
Peer Group Issuers, Footnote	For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 3,279,961	$ 26,273,965
PEO Actually Paid Compensation Amount	$ 6,430,795	24,086,826
Adjustment To PEO Compensation, Footnote

ITEM AND VALUE ADDED (DEDUCTED)	2025 ($)

For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(789,045)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	751,795
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	2,649,631
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	208,817
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	329,636
TOTAL ADDED (DEDUCTED)	3,150,834
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(919,167)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	847,258
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	131,840
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	24,523
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	62,904
TOTAL ADDED (DEDUCTED)	147,358

Non-PEO NEO Average Total Compensation Amount	$ 2,084,260	2,873,771
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,231,618	2,852,375
Adjustment to Non-PEO NEO Compensation Footnote

ITEM AND VALUE ADDED (DEDUCTED)	2025 ($)

For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(789,045)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	751,795
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	2,649,631
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	208,817
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	329,636
TOTAL ADDED (DEDUCTED)	3,150,834
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(919,167)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	847,258
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	131,840
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	24,523
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	62,904
TOTAL ADDED (DEDUCTED)	147,358

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

2025 Tabular List

The following Tabular List provides what we believe are the most important financial performance measures we used to link compensation for our PEO and Non-PEO PVP NEOs for 2025 to our performance for 2025:

Tabular List
Performance Measure	Performance Measure Type
Operating Funds From Operations per share	Financial
Relative Total Shareholder Return	Financial

Total Shareholder Return Amount	$ 106.88	103.85
Peer Group Total Shareholder Return Amount	$ 97.54	$ 101.44
Company Selected Measure Amount	1.06	0.23
PEO Name	David R. Lukes	David R. Lukes
Net Income (Loss)	$ 39,829,000	$ 11,461,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Funds From Operations per share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,150,834
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(789,045)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	751,795
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,649,631
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,817
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,636
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,358
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(919,167)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,258
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,840
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,523
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,904